Commitments and Contingencies (Details Narrative)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Loss Contingencies [Line Items]
Operating Lease, Payments	$ 32,422			$ 129,191	$ 13,504	$ 123,098
Lease expires, description				expires in May 2022	expires in May 2022
Rent expenses	$ 78,027	$ 12,505		$ 156,055	$ 26,000
Lease Agreement [Member]
Loss Contingencies [Line Items]
Lease expires, description	which expires in May 2022	which expires in May 2022
Rent expenses		$ 26,000
Accounts Payable and Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Operating Lease, Payments	$ 5,185,709			5,110,706			$ 7,915,235
Accounts Payable and Accrued Liabilities [Member] | EPA Settlement Agreement Amendment [Member]
Loss Contingencies [Line Items]
Operating Lease, Payments			$ 11,298,594	16,417,208
Placer Mining Corp [Member]
Loss Contingencies [Line Items]
Debt Instrument, Periodic Payment				$ 60,000